SUNAMERICA SENIOR FLOATING RATE FUND, INC.

Incorporated herein by reference is the Supplement to the SunAmerica Senior Floating Rate Fund, Inc. prospectus and statement of additional information filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 23, 2011 (SEC Accession No. 0001 193125-11-172023).